Share-based payments - Additional Information (Detail) $ / shares in Units, $ in Thousands				12 Months Ended
	May 10, 2016	Jul. 21, 2015	Nov. 12, 2014 $ / shares shares	Dec. 31, 2017 TWD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 TWD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 TWD ($) shares	Oct. 30, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average share price at the date of exercise | $							$ 18.10
Stock option outstanding				0			0	1,062,250	0
Par value | $ / shares				$ 10
Compensation expenses				$ 123,021	$ 4,151,000	$ 356,463		$ 207,242
Option Plan Two Thousand One [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Shares available for issuance				2,250,000
Option Plan Two Thousand Six [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Shares available for issuance				1,750,000
Option Plan Two Thousand Eleven [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Shares available for issuance				1,000,000
Share Appreciation Rights Plan in 2006 [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Shares available for issuance				500,000	500,000
Share Appreciation Rights Plan in 2008 [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Shares available for issuance				750,000	750,000
Share Appreciation Rights Plan in 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Shares available for issuance				1,000,000	1,000,000
Stock Appreciation Rights [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average share price at the date of exercise | $							$ 19.18
Weighted average fair value of SARs granted | $							$ 1.34
Outstanding appreciation rights				0				588,596	0
Restricted Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Shares available for issuance			17,300,000
Par value | $ / shares			$ 10
Granting price | $ / shares			$ 0
Number of shares issued	1,548,000	15,752,000